Commodity And Other Derivative Contractual Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Commodity and Other Derivative Contractual Assets and Liabilities as Reported in the Balance Sheets
Substantially all derivative contractual assets and liabilities are accounted for under mark-to-market accounting consistent with accounting standards related to derivative instruments and hedging activities. The following tables provide detail of derivative contractual assets and liabilities as reported in our consolidated balance sheets at December 31, 2017 and 2016. Derivative asset and liability totals represent the net value of the contract, while the balance sheet totals represent the gross value of the contract.

	December 31, 2017
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$190	$—	$—	$—	$190
Noncurrent assets	30	22	2	4	58
Current liabilities	—	(4)	(216)	(4)	(224)
Noncurrent liabilities	—	—	(102)	—	(102)
Net assets (liabilities)	$220	$18	$(316)	$—	$(78)

	December 31, 2016
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$350	$—	$—	$—	$350
Noncurrent assets	46	17	—	1	64
Current liabilities	—	(12)	(330)	(17)	(359)
Noncurrent liabilities	—	—	(2)	—	(2)
Net assets (liabilities)	$396	$5	$(332)	$(16)	$53

Schedule Of Pretax Effect On Net Income Of Derivatives Not Under Hedge Accounting, Including Realized And Unrealized Effects [Table Text Block]
The following table presents the pretax effect of derivative gains (losses) on net income, including realized and unrealized effects. Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.

	Successor		Predecessor
Derivative (statements of consolidated income (loss) presentation)	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Commodity contracts (Operating revenues)	$56	$(92)	$—	$—
Commodity contracts (Fuel, purchased power costs and delivery fees)	6	21	—	—
Commodity contracts (Net gain from commodity hedging and trading activities)	—	—	194	380
Interest rate swaps (Interest expense and related charges)	2	(11)	—	—
Net gain (loss)	$64	$(82)	$194	$380

Offsetting Assets and Liabilities
The following tables reconcile our derivative assets and liabilities on a contract basis to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

	December 31, 2017				December 31, 2016
	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$220	$(113)	$(1)	$106	$396	$(193)	$(20)	$183
Interest rate swaps	18	—	—	18	5	—	—	5
Total derivative assets	238	(113)	(1)	124	401	(193)	(20)	188
Derivative liabilities:
Commodity contracts	(316)	113	1	(202)	(332)	193	136	(3)
Interest rate swaps	—	—	—	—	(16)	—	—	(16)
Total derivative liabilities	(316)	113	1	(202)	(348)	193	136	(19)
Net amounts	$(78)	$—	$—	$(78)	$53	$—	$116	$169
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(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.

(b)	Represents cash amounts received or pledged pursuant to a master netting arrangement, including fair value-based margin requirements and, to a lesser extent, initial margin requirements.

Schedule of Gross Notional Amounts of Derivative Volumes
The following table presents the gross notional amounts of derivative volumes at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Derivative type	Notional Volume		Unit of Measure
Natural gas (a)	1,259	1,282	Million MMBtu
Electricity	114,129	75,322	GWh
Congestion Revenue Rights (b)	110,913	126,573	GWh
Coal	2	12	Million U.S. tons
Fuel oil	5	34	Million gallons
Uranium	325	25	Thousand pounds
Interest rate swaps – floating/fixed (c)	$3,000	$3,000	Million U.S. dollars
____________

(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.

(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.

(c)	Includes notional amounts of interest rate swaps that became effective in January 2017 and have maturity dates through July 2023.

Credit Risk-Related Contingent Features Of Derivatives [Table Text Block]
The following table presents the commodity derivative liabilities subject to credit risk-related contingent features that are not fully collateralized:

	December 31,
	2017	2016
Fair value of derivative contract liabilities (a)	$(204)	$(31)
Offsetting fair value under netting arrangements (b)	103	13
Cash collateral and letters of credit	41	1
Liquidity exposure	$(60)	$(17)
____________

(a)
Excludes fair value of contracts that contain contingent features that do not provide specific amounts to be posted if features are triggered, including provisions that generally provide the right to request additional collateral (material adverse change, performance assurance and other clauses).

(b)	Amounts include the offsetting fair value of in-the-money derivative contracts and net accounts receivable under master netting arrangements.